INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
INVENTORIES
Schedule of inventories

	June 30,	December 31,
	2023	2022
Finished goods
Pulp
Domestic (Brazil)	501,037	616,415
Foreign	1,711,100	1,426,064
Paper
Domestic (Brazil)	535,026	358,973
Foreign	245,267	192,671
Work in process	119,644	93,964
Raw materials
Wood	1,586,058	1,480,616
Operating supplies and packaging	745,413	716,089
Spare parts and other	978,951	843,469
	6,422,496	5,728,261

Schedule of changes in expected losses

	June 30,	December 31,
	2023	2022
Opening balance	(105,989)	(91,258)
Additions	(23,859)	(89,552)
Reversals	24,713	33,492
Write-offs	17,893	41,329
Closing balance	(87,242)	(105,989)